Employee benefit obligations - Present Value Defined Benefit Obligation (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	SFr (6.3)	SFr (5.9)
Actuarial losses/(gains) from
Employee benefit obligations at December 31	(2.2)	(6.3)
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	(23.7)	(22.8)
Current service cost	3.8	3.4
Contributions by the employees	3.1	2.2
Interest expenses	0.5	0.1
Past service cost	0.0	(0.3)
Benefits paid	0.8	0.9
Actuarial losses/(gains) from
changes in financial assumptions	3.6	(6.8)
changes in experience adjustments	(0.2)	1.3
Employee benefit obligations at December 31	SFr (35.3)	SFr (23.7)